Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Cornerstone Equity Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Cornerstone Equity Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Cornerstone Equity Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Equity Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Equity Fund - Class A | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Cornerstone Equity Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Cornerstone Equity Fund - Class A | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Cornerstone Equity Fund - Class A | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Cornerstone Equity Fund - Class A | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Cornerstone Equity Fund - Class A | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Cornerstone Equity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Columbia Cornerstone Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Cornerstone Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Cornerstone Equity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Cornerstone Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Cornerstone Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Cornerstone Equity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Cornerstone Equity Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Cornerstone Equity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Cornerstone Equity Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Cornerstone Equity Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Cornerstone Equity Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Cornerstone Equity Fund - Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Cornerstone Equity Fund - Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Cornerstone Equity Fund - Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Equity Fund - Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Equity Fund - Class C | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Cornerstone Equity Fund - Class C | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Cornerstone Equity Fund - Class C | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Cornerstone Equity Fund - Class C | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Cornerstone Equity Fund - Class C | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Cornerstone Equity Fund - Class C | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Cornerstone Equity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Columbia Cornerstone Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Cornerstone Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Cornerstone Equity Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Cornerstone Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Cornerstone Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Cornerstone Equity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Cornerstone Equity Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Cornerstone Equity Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Cornerstone Equity Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Cornerstone Equity Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Cornerstone Equity Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Cornerstone Equity Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Cornerstone Equity Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Cornerstone Equity Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Equity Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Equity Fund - Institutional Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Cornerstone Equity Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Cornerstone Equity Fund - Institutional Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Cornerstone Equity Fund - Institutional Class | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Cornerstone Equity Fund - Institutional Class | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Cornerstone Equity Fund - Institutional Class | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Cornerstone Equity Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Columbia Cornerstone Equity Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Cornerstone Equity Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Cornerstone Equity Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Cornerstone Equity Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Cornerstone Equity Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Cornerstone Equity Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Cornerstone Equity Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Cornerstone Equity Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Cornerstone Equity Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Cornerstone Equity Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Cornerstone Equity Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Cornerstone Equity Fund - Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Cornerstone Equity Fund - Institutional 2 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Cornerstone Equity Fund - Institutional 2 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Equity Fund - Institutional 2 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Equity Fund - Institutional 2 Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Cornerstone Equity Fund - Institutional 2 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Cornerstone Equity Fund - Institutional 2 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Cornerstone Equity Fund - Institutional 2 Class | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Cornerstone Equity Fund - Institutional 2 Class | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Cornerstone Equity Fund - Institutional 2 Class | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Cornerstone Equity Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Columbia Cornerstone Equity Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Cornerstone Equity Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Cornerstone Equity Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Cornerstone Equity Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Cornerstone Equity Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Cornerstone Equity Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Cornerstone Equity Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Cornerstone Equity Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Cornerstone Equity Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Cornerstone Equity Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Cornerstone Equity Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Cornerstone Equity Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Cornerstone Equity Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Cornerstone Equity Fund - Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Equity Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Equity Fund - Institutional 3 Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Cornerstone Equity Fund - Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Cornerstone Equity Fund - Institutional 3 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Cornerstone Equity Fund - Institutional 3 Class | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Cornerstone Equity Fund - Institutional 3 Class | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Cornerstone Equity Fund - Institutional 3 Class | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Cornerstone Equity Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Columbia Cornerstone Equity Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Cornerstone Equity Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Cornerstone Equity Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Cornerstone Equity Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Cornerstone Equity Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Cornerstone Equity Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Cornerstone Equity Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Cornerstone Equity Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Cornerstone Equity Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Cornerstone Equity Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Cornerstone Equity Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Cornerstone Equity Fund - Class S | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Cornerstone Equity Fund - Class S | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Cornerstone Equity Fund - Class S | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Equity Fund - Class S | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Cornerstone Equity Fund - Class S | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Cornerstone Equity Fund - Class S | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Cornerstone Equity Fund - Class S | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Cornerstone Equity Fund - Class S | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Cornerstone Equity Fund - Class S | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Cornerstone Equity Fund - Class S | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Cornerstone Equity Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Columbia Cornerstone Equity Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Columbia Cornerstone Equity Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Columbia Cornerstone Equity Fund - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Cornerstone Equity Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Cornerstone Equity Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Cornerstone Equity Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Cornerstone Equity Fund - Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Cornerstone Equity Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Cornerstone Equity Fund - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Cornerstone Equity Fund - Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Columbia Cornerstone Equity Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%